Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 21,154	$ 63,851
Accounts receivable, net	71,273	65,375
Equipment Installment Plan ("EIP") receivables, net	20,246	16,431
Inventory	20,440	23,744
Prepaid expenses and other current assets	27,159	25,839
Total current assets	160,272	195,240
Property and equipment, net	393,565	373,292
License costs and other intangible assets, net	113,054	127,535
Goodwill	9,294	9,195
Long-term equipment installment plan receivables	12,738	12,036
Other assets	17,281	18,488
Assets held for sale from discontinued operations		26,680
Total assets	706,204	762,466
Current liabilities:
Accounts payable	45,827	50,125
Construction accounts payable	17,869	23,879
Current portion of debt	8,796	465,768
Customer deposits and unearned revenue	22,727	27,367
Other current liabilities and accrued expenses	128,807	151,700
Total current liabilities	224,026	718,839
Long-term debt	591,151	130,425
Deferred income taxes	2,744	6,634
Other non-current liabilities	37,168	42,753
Liabilities held for sale from discontinued operations		20,871
Total liabilities	855,089	919,522
Commitments and contingencies
Mezzanine Equity
Total mezzanine equity	96,956	96,956
Trilogy International Partners LLC members' deficit:
Members' investment (206,892 Class A, 141,496 Class B units issued and outstanding and 15,321 authorized and 12,981 issued and outstanding Class C units as of December 31, 2016. 201,146 Class A, 141,496 Class B units issued and outstanding and 15,321 authorized and 12,981 issued and outstanding Class C Units as of December 31, 2015)	275,602	274,393
Accumulated deficit	(598,141)	(600,249)
Accumulated other comprehensive income	6,151	4,270
Total Trilogy International Partners LLC members' deficit	(316,388)	(321,586)
Noncontrolling interests	70,547	67,574
Total members' deficit	(245,841)	(254,012)
Total liabilities, mezzanine equity and members' deficit	706,204	762,466
Redeemable Class A Units
Mezzanine Equity
Total mezzanine equity	$ 96,956	$ 96,956